Shareholder Report, Line Graph (Details) B402067_Direxion Daily Industrials Bull 3X Shares_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	May 03, 2017	Oct. 31, 2025
Direxion Daily Industrials Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name										Direxion Daily Industrials Bull 3X Shares NAV
Accumulated Value	$ 26,432	$ 11,964	$ 12,136	$ 18,877	$ 7,674	$ 13,532	$ 10,607	$ 12,372	$ 10,000	$ 34,371
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500® Index
Accumulated Value	27,171	19,686	17,874	20,932	14,647	13,350	11,677	10,878	10,000	$ 32,999
Industrial Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Industrial Select Sector Index
Accumulated Value	$ 23,168	$ 16,761	$ 15,787	$ 17,196	$ 12,297	$ 12,446	$ 10,832	$ 10,867	$ 10,000	$ 27,271